Audit and Other Services - Additional Information (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of audit fees and non audit fees [Line Items]
Audit fees payable for statutory audit	£ 8,800	£ 5,700	£ 5,400
Audit-related services related to services performed in connection with the statutory and regulatory filings	100	100	1,200
Audit-related services related to services performed in connection with securitisation, debt issuance and related work and reporting to prudential and conduct regulators	600	500	£ 1,500
Application of IFRS9 [member]
Disclosure of audit fees and non audit fees [Line Items]
Audit fees payable for statutory audit	1,600
Corporate and Other Borrowers [member]
Disclosure of audit fees and non audit fees [Line Items]
Audit fees payable for statutory audit	£ 45	£ 893